Segment Information - Financial Segment Information for Operating Segments (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Revenue
Revenue	$ 18,480,027	$ 603,725	$ 17,940,855	$ 18,387,593
Operating profit (loss)	2,099,721	68,596	2,239,881	1,998,575
Interest expense	(152,416)	(4,979)	(190,425)	(144,545)
Share of profit (loss) of associates	(300,101)	(9,804)	(179,491)	28,924
Purchase of property, plant and equipment	4,945,570	161,567	4,702,691
Continuing operations [member]
Revenue
Revenue	18,480,027	603,725	17,940,855	18,387,593
Operating profit (loss)	2,099,721	68,596	2,239,881	1,998,575
Depreciation expenses	(3,376,579)	(110,310)	(2,899,278)	(3,089,904)
Interest income	49,971	1,633	53,123	38,554
Interest expense	(152,416)	(4,979)	(190,425)	(144,545)
Share of profit (loss) of associates	(300,101)	(9,804)	(179,491)	28,924
Purchase of property, plant and equipment	4,945,570	161,567	4,702,691	3,123,312
Continuing operations [member] | External [member]
Revenue
Revenue	18,480,027	603,725	17,940,855	18,387,593
Continuing operations [member] | Goods or services transferred over time [member]
Revenue
Revenue	18,480,027	$ 603,725
Continuing operations [member] | Operating segments [member] | Testing [member]
Revenue
Revenue	4,790,097		4,838,246	4,587,054
Operating profit (loss)	1,306,742		1,448,939	1,346,874
Depreciation expenses	(769,660)		(673,393)	(664,026)
Purchase of property, plant and equipment	1,563,919		836,894	771,500
Continuing operations [member] | Operating segments [member] | Testing [member] | External [member]
Revenue
Revenue	4,790,097		4,838,246	4,587,054
Continuing operations [member] | Operating segments [member] | Testing [member] | Goods or services transferred over time [member]
Revenue
Revenue	4,790,097
Continuing operations [member] | Operating segments [member] | Assembly [member]
Revenue
Revenue	4,679,676		5,259,281	5,881,883
Operating profit (loss)	(207,700)		(55,198)	143,220
Depreciation expenses	(578,205)		(597,500)	(635,481)
Purchase of property, plant and equipment	321,976		655,879	554,162
Continuing operations [member] | Operating segments [member] | Assembly [member] | External [member]
Revenue
Revenue	4,679,676		5,259,281	5,880,780
Continuing operations [member] | Operating segments [member] | Assembly [member] | Intersegment [member]
Revenue
Revenue				1,103
Continuing operations [member] | Operating segments [member] | Assembly [member] | Goods or services transferred over time [member]
Revenue
Revenue	4,679,676
Continuing operations [member] | Operating segments [member] | LCDD [member]
Revenue
Revenue	5,694,720		4,790,116	4,920,302
Operating profit (loss)	1,226,755		1,285,495	963,698
Depreciation expenses	(1,400,784)		(1,048,587)	(1,167,908)
Purchase of property, plant and equipment	2,732,141		2,615,153	910,457
Continuing operations [member] | Operating segments [member] | LCDD [member] | External [member]
Revenue
Revenue	5,694,720		4,789,869	4,920,302
Continuing operations [member] | Operating segments [member] | LCDD [member] | Intersegment [member]
Revenue
Revenue			247
Continuing operations [member] | Operating segments [member] | LCDD [member] | Goods or services transferred over time [member]
Revenue
Revenue	5,694,720
Continuing operations [member] | Operating segments [member] | Bumping [member]
Revenue
Revenue	3,315,534		3,053,459	2,999,967
Operating profit (loss)	(202,497)		(336,123)	(341,356)
Depreciation expenses	(627,412)		(579,605)	(622,412)
Purchase of property, plant and equipment	327,251		594,765	887,144
Continuing operations [member] | Operating segments [member] | Bumping [member] | External [member]
Revenue
Revenue	3,315,534		3,053,459	2,999,457
Continuing operations [member] | Operating segments [member] | Bumping [member] | Intersegment [member]
Revenue
Revenue				510
Continuing operations [member] | Operating segments [member] | Bumping [member] | Goods or services transferred over time [member]
Revenue
Revenue	3,315,534
Continuing operations [member] | Operating segments [member] | Others [member]
Revenue
Revenue	35,738		35,808	41,670
Operating profit (loss)	(23,433)		(100,545)	(82,331)
Depreciation expenses	(518)		(503)	(565)
Interest income	49,971		53,123	51,756
Interest expense	(152,416)		(190,425)	(144,545)
Share of profit (loss) of associates	(668,377)		1,347,851	(128,866)
Purchase of property, plant and equipment	283			49
Continuing operations [member] | Operating segments [member] | Others [member] | Intersegment [member]
Revenue
Revenue	35,738		35,808	41,670
Continuing operations [member] | Operating segments [member] | Others [member] | Goods or services transferred at point in time [member]
Revenue
Revenue	35,738
Continuing operations [member] | Elimination [member]
Revenue
Revenue	(35,738)		(36,055)	(43,283)
Operating profit (loss)	(146)		(2,687)	(31,530)
Depreciation expenses			310	488
Interest income				(13,202)
Share of profit (loss) of associates	368,276		(1,527,342)	157,790
Continuing operations [member] | Elimination [member] | Intersegment [member]
Revenue
Revenue	(35,738)		(36,055)	(43,283)
Continuing operations [member] | Elimination [member] | Goods or services transferred at point in time [member]
Revenue
Revenue	$ (35,738)
Discontinued operations: Unimos Shanghai [member]
Revenue
Revenue			227,095	1,005,166
Operating profit (loss)			(25,394)	(146,263)
Depreciation expenses				(141,375)
Interest income			464	3,753
Interest expense			(2,414)	(606)
Purchase of property, plant and equipment				1,567,683
Discontinued operations: Unimos Shanghai [member] | External [member]
Revenue
Revenue			$ 227,095	$ 1,005,166